Equity Method Investments - Schedule of Equity Method Investments (Parenthetical) (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended					0 Months Ended									0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Oct. 27, 2014 Suzhou Chorus Medical Technologies Co., Ltd [Member] USD ($)	Oct. 27, 2014 Suzhou Chorus Medical Technologies Co., Ltd [Member] CNY	Dec. 31, 2014 Suzhou Chorus Medical Technologies Co., Ltd [Member]	Dec. 31, 2013 Suzhou Chorus Medical Technologies Co., Ltd [Member]	Dec. 17, 2012 Suzhou Chorus Medical Technologies Co., Ltd [Member] CNY	Aug. 31, 2013 JYADK [Member] CNY	Dec. 31, 2014 JYADK [Member]	Dec. 31, 2013 JYADK [Member]	Dec. 31, 2012 JYADK [Member] CNY	Dec. 31, 2011 JYADK [Member] CNY	Dec. 31, 2014 BPC [Member]	Dec. 31, 2013 BPC [Member]	Oct. 19, 2012 BPC [Member] CNY	Dec. 28, 2012 MD Anderson Cancer Center Proton Therapy Center [Member]	Mar. 03, 2014 Global Oncology [Member]	Dec. 31, 2014 Global Oncology [Member]	Mar. 03, 2014 Global Oncology [Member] USD ($)	Mar. 03, 2014 Global Oncology [Member] CNY	Dec. 28, 2012 PTC [Member] USD ($)	Dec. 28, 2012 PTC [Member] CNY	Dec. 28, 2012 PTC GP Management LLC [Member]	Dec. 28, 2012 General Partner [Member]
Schedule of Equity Method Investments [Line Items]
Voting interest acquired													6.00%	27.00%
Equity interest in equity method investment	100.00%	100.00%					36.00%	36.00%	36.00%		33.00%	33.00%			25.00%	25.00%	25.00%	44.40%		46.90%	46.90%	46.90%	44.55%	44.55%	45.00%	1.00%
Number of invested shares																			340,000
Purchase price of entity									2,400				120	540			25,000				$ 743	4,610	$ 32,291	201,176
Investments in equity method investees	$ 1,053	6,534	2,640	228,696	$ 309	1,920				2,640